Taxation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Taxation [Abstract]
Current year tax (credit)	$ (661)	$ (1,067)	$ (489)
Adjustments due to prior periods	(28)	(879)	(1,423)
Total tax (credit) for the period	(689)	(1,945)	(1,912)
The tax charge for the year is different from the standard rate of corporation tax in the United Kingdom of 21.49%. The difference can be reconciled as follows:
Loss before taxation	(10,012)	(9,879)	(10,505)
Loss charged at standard rate of corporation tax 19% (2018: 19%; 2017: 19.25%)	(1,903)	(1,888)	(2,046)
Other timing differences		1,104	2,889
Movement in unrecognised deferred tax	(241)
Expenses not deductible for taxation	1,727	176	31
Adjustments due to prior periods	(28)	(879)	(1,423)
Research and development claim	(285)	(459)	(1,366)
Consolidation adjustment in relation to foreign exchange movements	(689)
Other timing differences			3
Income tax expense (benefit)	$ (689)	$ (1,945)	$ (1,912)